Share-based payments - Management board and employees Options and RSUs grants awarded and exercises (Details)		3 Months Ended	6 Months Ended
	Dec. 01, 2020 Options	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) tranche $ / shares shares	Jun. 30, 2021 USD ($) € / shares shares
Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted | Options	324,000
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			75,000
Trading days			20 days
Exercise price | $ / shares			$ 11.60
Incremental fair value			$ 226,000
2019 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration Date			10 years
Weighted average fair value of RSUs granted | $ / shares		$ 10.17	$ 10.91
Weighted average fair value of share options granted | $ / shares		$ 7.59	$ 7.47
2019 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted			150,804
RSUs vested and are exercisable		230,992	230,992	230,992
No of RSUs exercised during the period			187,430
Weighted average share price of RSUs exercised during the period | $ / shares			$ 11.74
2019 Plan | Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			30,152
Trading days			20 days
Exercise price | $ / shares			$ 12.52
No of options vested during the period | shares		111,591	111,591	111,591
2019 Plan | Options | Vesting in three tranches
Disclosure of terms and conditions of share-based payment arrangement [line items]
No of options vested during the period | shares		15,000	15,000	15,000
Equity share option 2017 (Equity settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
No of options vested during the period | shares		408,836	408,836	408,836
No of options exercised during the period			140,169
Weighted average share price of options exercised during the period | (per share)			$ 11.67	€ 0.12
RSU Granted One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Awards			105,804
Number of tranches | tranche			4
Vesting period			4 years
Expiration Date			10 years
RSU Granted Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Awards			30,000
Number of tranches | tranche			3
Vesting period			3 years
Expiration Date			10 years
RSU Granted Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Awards			15,000
Number of tranches | tranche			3
Expiration Date			10 years
Options Granted One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Awards			15,152
Number of tranches | tranche			4
Vesting period			4 years
Expiration Date			10 years
Options Granted Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Awards			15,000
Number of tranches | tranche			3
Vesting period			3 years
Expiration Date			10 years